FAIR VALUE MEASUREMENTS (Details) - EBP 334 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 648,671,714	$ 563,459,929
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	275,359,316	315,939,533
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	232,526,472	280,394,161
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Bunge shares
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	11,155,132	9,962,378
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	31,677,712	25,582,994
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	262,721,631	304,505,034
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	232,526,472	280,394,161
Level 1 | Bunge shares
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 1 | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	30,195,159	24,110,873
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	12,637,685	11,434,499
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 2 | Bunge shares
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	11,155,132	9,962,378
Level 2 | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	1,482,553	1,472,121
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 3 | Bunge shares
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 3 | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
NAV | Collective trusts - Stable Value
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 373,312,398	$ 247,520,396